Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities - MoonLake AG [Member] - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities (Details) - Schedule of accrued expenses and other current liabilities [Line Items]
Accrued bonuses and related employees compensation expenses	$ 1,932,400	$ 1,419,137
Accrued license fees	1,023,358	2,055,687
Accrued consultant and other fees	162,774	49,211
Tax liabilities	55,172	63,922
Accrued legal fees	369	930,354
Total	$ 3,174,073	$ 4,518,311